Condensed Consolidating Financial Information (Condensed Consolidating Statements Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gas sales	$ 15,806	$ 13,855	$ 32,492	$ 30,236	$ 63,535	$ 87,064	$ 79,331
Oil sales	22,869	29,987	49,791	58,085	119,504	113,722	83,122
Realized and unrealized gains (losses) on derivatives, net	5,726	15,902	(474)	22,319	20,769	13,650	17,417
Total revenues	44,401	59,744	81,809	110,640	203,808	214,436	179,870
Production and delivery costs	8,252	9,734	15,938	18,128	35,529	34,326	31,569
Production taxes	1,820	2,340	3,910	4,765	9,314	10,259	5,732
Workover costs	802	478	1,458	1,440	2,772	7,730	10,470
Depreciation, depletion and amortization	17,855	43,659	36,181	62,727	118,041	71,763	67,312
General and administrative expenses	4,655	4,673	9,630	10,295	20,780	28,861	16,731
Total operating expense	33,384	60,884	67,117	97,355	186,436	152,939	131,814
Income (loss) from operations	11,017	(1,140)	14,692	13,285	17,372	61,497	48,056
Interest expense, net	(7,800)	(2,669)	(14,549)	(8,776)	(21,237)	(16,954)	(8,781)
Income (loss) from equity investment						(2,044)	(5,156)
Loss on sale or disposal of inventory					(954)	(20)	(1,463)
Other, net	(25)	25	(147)	217	431	204	434
Total other income (expenses)	(7,825)	(2,644)	(14,696)	(8,559)	(21,760)	(18,814)	(14,966)
Income (loss) before taxes	3,192	(3,784)	(4)	4,726	(4,388)	42,683	33,090
Income tax provision (benefit)	1,251	(1,924)	(26)	1,427	(1,796)	17,295	5,794
Net income (loss) including noncontrolling interest	1,941	(1,860)	22	3,299	(2,592)	25,388	27,296
Net income attributable to noncontrolling interest (net of tax)	431	86	951	203	1,314	1,524	1,682
Net income (loss) attributable to RAAM Global	1,510	(1,946)	(929)	3,096	(3,906)	23,864	25,614
RAAM Global Energy Company [Member]
Gas sales						713	1,193
Oil sales						1,034	1,070
Total revenues						1,747	2,263
Production and delivery costs						407	389
Production taxes						154	195
Workover costs						40	22
Depreciation, depletion and amortization	189	81	361	162	304	318	11,251
General and administrative expenses	2,152	1,146	3,932	2,587	5,106	12,240	4,872
Total operating expense	2,341	1,227	4,293	2,749	5,410	13,159	16,729
Income (loss) from operations	(2,341)	(1,227)	(4,293)	(2,749)	(5,410)	(11,412)	(14,466)
Interest expense, net	(7,719)	(2,512)	(14,039)	(8,590)	(19,304)	(17,143)	(5,786)
Income (loss) from equity investment	11,785	4,219	18,543	16,436	246	(2,044)	(5,156)
Other, net	8	2	(150)	187	376	185	180
Total other income (expenses)	4,074	1,709	4,354	8,033	(18,682)	37,226	58,168
Income (loss) before taxes	1,733	482	61	5,284	(24,092)	25,814	43,702
Income tax provision (benefit)	(208)	2,342	39	1,985	(21,500)	426	16,406
Net income (loss) including noncontrolling interest	1,941	(1,860)	22	3,299	(2,592)	25,388	27,296
Net income attributable to noncontrolling interest (net of tax)	431	86	951	203	1,314	1,524	1,682
Net income (loss) attributable to RAAM Global	1,510	(1,946)	(929)	3,096	(3,906)	23,864	25,614
Subsidiary Guarantors [Member]
Gas sales	15,033	13,465	30,947	29,537	61,619	82,446	75,527
Oil sales	22,012	29,307	47,950	56,961	116,591	108,667	79,763
Realized and unrealized gains (losses) on derivatives, net	5,726	15,902	(474)	22,319	20,769	13,650	17,417
Total revenues	42,771	58,674	78,423	108,817	198,979	204,763	172,707
Production and delivery costs	8,139	9,608	15,709	17,936	35,098	33,466	30,837
Production taxes	1,755	2,283	3,776	4,676	9,100	9,696	5,451
Workover costs	797	478	1,452	1,440	2,762	7,501	10,442
Depreciation, depletion and amortization	16,912	42,836	34,330	61,347	115,278	70,481	53,860
General and administrative expenses	2,500	3,526	5,694	7,706	15,667	16,612	11,835
Total operating expense	30,103	58,731	60,961	93,105	177,905	137,756	112,425
Income (loss) from operations	12,668	(57)	17,462	15,712	21,074	67,007	60,282
Interest expense, net	(81)	(157)	(510)	(186)	(1,933)	189	(2,995)
Loss on sale or disposal of inventory					(954)	(20)	(1,463)
Other, net	(33)	23	3	30	55	19	254
Total other income (expenses)	(114)	(134)	(507)	(156)	(2,832)	188	(4,204)
Income (loss) before taxes	12,554	(191)	16,955	15,556	18,242	67,195	56,078
Income tax provision (benefit)	1,200	(4,324)	(637)	(677)	19,310	16,243	(11,170)
Net income (loss) including noncontrolling interest	11,354	4,133	17,592	16,233	(1,068)	50,952	67,248
Net income (loss) attributable to RAAM Global	11,354	4,133	17,592	16,233	(1,068)	50,952	67,248
Non-Guarantor Subsidiary [Member]
Gas sales						2,145
Oil sales						2,242
Total revenues						4,387
Production and delivery costs						216
Production taxes						264
Workover costs						148
Depreciation, depletion and amortization						4
Total operating expense						632
Income (loss) from operations						3,755
Income (loss) before taxes						3,755
Income tax provision (benefit)						3
Net income (loss) including noncontrolling interest						3,752
Net income (loss) attributable to RAAM Global						3,752
Non-Guarantor VIEs [Member]
Gas sales	773	390	1,545	699	1,916	1,760	2,611
Oil sales	857	680	1,841	1,124	2,913	1,779	2,289
Total revenues	1,630	1,070	3,386	1,823	4,829	3,539	4,900
Production and delivery costs	113	126	229	192	431	237	343
Production taxes	65	57	134	89	214	145	86
Workover costs	5		6		10	41	6
Depreciation, depletion and amortization	754	742	1,490	1,218	2,459	960	2,201
General and administrative expenses	3	1	4	2	7	9	24
Total operating expense	940	926	1,863	1,501	3,121	1,392	2,660
Income (loss) from operations	690	144	1,523	322	1,708	2,147	2,240
Income (loss) before taxes	690	144	1,523	322	1,708	2,147	2,240
Income tax provision (benefit)	259	58	572	119	394	623	558
Net income (loss) including noncontrolling interest	431	86	951	203	1,314	1,524	1,682
Net income (loss) attributable to RAAM Global	431	86	951	203	1,314	1,524	1,682
Eliminations [Member]
Income (loss) from equity investment	(11,785)	(4,219)	(18,543)	(16,436)	(246)
Total other income (expenses)	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Income (loss) before taxes	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Net income (loss) including noncontrolling interest	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Net income (loss) attributable to RAAM Global	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Investment In Subsidiaries [Member] | RAAM Global Energy Company [Member]
Income (loss) from equity investment						56,228	68,930
Investment In Subsidiaries [Member] | Eliminations [Member]
Income (loss) from equity investment						(56,228)	(68,930)
Investment In Sub Guarantors [Member] | RAAM Global Energy Company [Member]
Income (loss) from equity investment						56,228	68,930
Investment In Sub Guarantors [Member] | Eliminations [Member]
Income (loss) from equity investment						$ (56,228)	$ (68,930)